Financial Risk Management Objectives and Policies - Summary of Liquidity Risk (Detail) - Liquidity risk [Member] - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statements [Line Items]
Financial assets held for managing liquidity risk	€ 425,895	€ 362,205
Cash And Cash Equivalents [Member]
Statements [Line Items]
Financial assets held for managing liquidity risk	218,472	148,519
Bonds [Member]
Statements [Line Items]
Financial assets held for managing liquidity risk	0	58,756
Short-Term Deposits [Member]
Statements [Line Items]
Financial assets held for managing liquidity risk	€ 207,423	€ 154,930